Stock-Based Compensation - Vesting and Deferred Compensation Plan (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 06, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense
Unrecognized compensation cost related to awards other than options		$ 33.5
Weighted average period of recognition of unrecognized compensation cost related to restricted stock awards		1 year 1 month 6 days
Stock option awards
Number of Shares
Outstanding at the beginning of the period (in shares)		1,825,000
Stock options granted (in shares)		395,000
Options exercised (in shares)		(229,000)
Options forfeited (in shares)		(165,000)
Outstanding at the end of the period (in shares)		1,826,000	1,825,000
Vested and exercisable at the end of the period (in shares)		768,000
Intrinsic value of options exercised		$ 11.9	$ 25.4	$ 18.4
Fair value of options vested		$ 7.9	$ 6.3	10.2
Weighted Average Price
Outstanding at the beginning of the period (in dollars per share)		$ 101.95
Options granted (in dollars per share)		159.49
Options exercised (in dollars per share)		95.49
Options forfeited (in dollars per share)		119.11
Outstanding at the end of the period (in dollars per share)		114.03	$ 101.95
Vested and exercisable at the end of the period (in dollars per share)		$ 98.25
Weighted average contractual term		7 years
The weighted average contractual term of options exercisable		5 years 4 months 24 days
Aggregate intrinsic value of options outstanding		$ 78.8
Aggregate intrinsic value of options vested and exercisable		44.5
Stock-based compensation expense
Unrecognized compensation cost related to awards other than options		$ 6.1
Performance share and restricted stock awards
Vesting period of shares awarded under the Program		3 years
Restricted stock awards
Stock-based compensation expense
Unrecognized compensation cost related to awards other than options		$ 6.2
Weighted average period of recognition of unrecognized compensation cost related to restricted stock awards		1 year 8 months 12 days
Performance share and restricted stock awards
Vesting period of shares awarded under the Program		3 years
Intrinsic value of shares vested during year ended December 31		$ 9.6	$ 5.6	11.7
Fair value of shares vested during year ended December 31		$ 7.5	$ 4.6	$ 9.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period (shares)		173,000
Awards granted (in shares)		69,000
Awards vested (in shares)		(66,000)
Awards forfeited (in shares)		(10,000)
Outstanding at end of period (shares)		166,000	173,000
Outstanding at beginning of period (in dollars per share)		$ 109.62
Awards granted (in dollars per share)		147.78	$ 112.70	$ 114.27
Awards vested (in dollars per share)		114.39
Awards forfeited (in dollars per share)		123.70
Outstanding at end of period (in dollars per share)		$ 122.88	$ 109.62
Weighted average contractual term		9 months 18 days
Aggregate intrinsic value		$ 26.0
Performance share awards
Stock-based compensation expense
Unrecognized compensation cost related to awards other than options		$ 7.1
Weighted average period of recognition of unrecognized compensation cost related to restricted stock awards		1 year 9 months 18 days
Performance share and restricted stock awards
Vesting period of shares awarded under the Program		3 years
Intrinsic value of shares vested during year ended December 31		$ 11.3	$ 5.9	$ 5.2
Fair value of shares vested during year ended December 31		$ 12.9	$ 5.0	$ 5.3
Measurement period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period (shares)		143,000
Awards granted (in shares)		46,000
Awards vested (in shares)		(80,000)
Awards converted (in shares)		36,000
Awards forfeited (in shares)		(9,000)
Outstanding at end of period (shares)		136,000	143,000
Outstanding at beginning of period (in dollars per share)		$ 143.94
Awards granted (in dollars per share)		222.50	$ 149.27	$ 140.20
Awards vested (in dollars per share)		141.79
Awards converted (in dollars per share)		141.81
Awards forfeited (in dollars per share)		167.03
Outstanding at end of period (in dollars per share)		$ 170.34	$ 143.94
Weighted average contractual term		10 months 24 days
Aggregate intrinsic value		$ 21.2
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Awards granted (in shares)		8,000	12,000	13,000
Outstanding at beginning of period (in dollars per share)		$ 110.79	$ 108.72
Outstanding at end of period (in dollars per share)		$ 161.41	$ 110.79	$ 108.72
Stock appreciation rights
Stock-based compensation expense
Unrecognized compensation cost related to awards other than options		$ 1.6
Weighted average period of recognition of unrecognized compensation cost related to restricted stock awards		3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period (shares)		362,000
Awards exercised (in shares)		(3,000)
Awards forfeited (in shares)		(78,000)
Outstanding at end of period (shares)		281,000	362,000
Weighted average contractual term		3 months 18 days
Aggregate intrinsic value		$ 13.9
Stock Appreciation Rights, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in dollars per share)		$ 106.85
Awards exercised (in dollars per share)		106.85
Awards forfeited (in dollars per share)		106.85
Outstanding at end of period (in dollars per share)		$ 106.85	$ 106.85
Eligible Directors | Restricted stock units
Performance share and restricted stock awards
Vesting period of shares awarded under the Program	1 year
Board member retirement age for vesting	72 years
Consecutive years of service on the board for vesting	18 years
Deferred Compensation Equity
Number of Shares
Number of common stock deferred (in shares)		84,000	86,000
Performance share and restricted stock awards
Number of common stock deferred (in shares)		84,000	86,000